Nov-09-05 03:37pm From-NEW YORK STOCK E[redacted]6 5893 T-567 P.003/003 F-306

Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05069340

RECD S.E.C.

SEP 21 2005

1086

NYSE

REVISED

November 9, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ING USA Annuity and Life Insurance Company Secured Medium-Term Notes issued through ING USA Global Funding Trust I, 4.50% Secured Medium-Term Notes due 2010 of ING USA Global Funding Trust I and guarantees thereof and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 21, 2005. Tentative listing date – September 22, 2005.

Sincerely,

PROCESSED
NOV 10 2005
THOMSON
FINANCIAL

26658